Segment information (Details Textual) (GDF Suez Cape Ann [Member], GDF Suez Neptune [Member])	Dec. 31, 2014
GDF Suez Cape Ann [Member] | GDF Suez Neptune [Member]
Equity Method Investment, Ownership Percentage	50.00%